SHAREHOLDERS' EQUITY (Details) $ / shares in Units, $ in Thousands						9 Months Ended		12 Months Ended
	Apr. 27, 2021 shares	Apr. 22, 2021 $ / shares shares	Apr. 13, 2021 $ / shares shares	Oct. 20, 2020 shares	Oct. 14, 2020 shares	Oct. 02, 2021 USD ($) $ / shares shares	Sep. 26, 2020 shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized		900,000,000	500,000,000			900,000,000		500,000,000	500,000,000
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Stock split ratio			109,673,709
Preferred stock shares authorised		100,000,000				100,000,000		0
Preferred stock par value | $ / shares		$ 0.0001				$ 0.0001		$ 0.0001
Number of restricted shares issued upon conversion of units								7,843,107	3,692,699
Issuance of common stock (in shares)				21,666,653	21,666,653		758,694	758,694	3,548,568
Aggregate net proceeds received from IPO | $						$ 399,264
Common stock issued and outstanding						112,153,832		118,854,249
Total authorized shares under certificate of incorporation		1,000,000,000
Parent
Class of Stock [Line Items]
Ownership interest of parent before reorganization						100.00%
Class A units
Class of Stock [Line Items]
Number of units converted		194,207,115
Number of shares issued upon conversion of units		97,187,596
Class B units
Class of Stock [Line Items]
Number of units converted		26,158,894
Number of shares issued upon conversion of units		4,145,987
Number of restricted shares issued upon conversion of units		8,340,126
IPO
Class of Stock [Line Items]
Issuance of common stock (in shares)	23,000,000
Underwriters Option
Class of Stock [Line Items]
Issuance of common stock (in shares)	3,000,000